UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     August 14, 2012
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13 F Information Table Value Total (x$1000): $173,172

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE    SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE    SHARED  NONE

ANSYS INC                          COM      03662Q105      9,271     146,900    SH         SOLE            146,900
BANKRATE INC DEL                   COM      06647F102     15,773     857,700    SH         SOLE            857,700
BEACON ROOFING SUPPLY INC          COM      073685109     31,452   1,247,100    SH         SOLE          1,247,100
COMSCORE INC                       COM      20564W105     17,126   1,040,475    SH         SOLE          1,040,475
EXAMWORKS GROUP INC                COM      30066A105     21,773   1,645,727    SH         SOLE          1,645,727
FORWARD AIR CORP                   COM      349853101     24,344     754,387    SH         SOLE            754,387
II VI INC                          COM      902104108      6,088     365,197    SH         SOLE            365,197
K12 INC                            COM      48273U102     18,217     781,866    SH         SOLE            781,866
LPL INVT HLDGS INC                 COM      50212V100      8,963     265,400    SH         SOLE            265,400
WATTS WATER TECHNOLOGIES INC       CL A     942749102     20,165     604,823    SH         SOLE
604,823
